Mineral Rights and Properties - Schedule of Mineral Rights and Properties (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Mineral Rights and Properties - Schedule of Mineral Rights and Properties (Details) [Line Items]
Mineral rights and properties total	$ 779,730	$ 586,982
Producing Mineral Properties [Member]
Mineral Rights and Properties - Schedule of Mineral Rights and Properties (Details) [Line Items]
Mineral rights and properties total	386,830	332,631
Non-Producing Mineral Properties [Member]
Mineral Rights and Properties - Schedule of Mineral Rights and Properties (Details) [Line Items]
Mineral rights and properties total	$ 392,900	$ 254,351